Cover	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	FSD Pharma Inc.
Entity Central Index Key	0001771885
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	true
Entity Emerging Growth Company	true
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2023
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Entity Ex Transition Period	false
Entity Common Stock Shares Outstanding	72
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39152
Entity Incorporation State Country Code	Z4
Entity Address Address Line 1	199 Bay St.
Entity Address Address Line 2	Suite 4000
Entity Address City Or Town	Toronto
Entity Address State Or Province	ON
Entity Address Postal Zip Code	M5L 1A9
Entity Address Country	CA
Security 12b Title	Class B Subordinate Voting Shares, no par value
Trading Symbol	HUGE
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Icfr Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	MNP LLP
Auditor Firm Id	1930
Auditor Location	Mississauga, Canada
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	199 Bay St.
Entity Address Address Line 2	Suite 4000
Entity Address City Or Town	Toronto
Entity Address State Or Province	ON
Entity Address Postal Zip Code	M5L 1A9
Entity Address Country	CA
Contact Personnel Name	Zeeshan Saeed
City Area Code	416
Local Phone Number	854-8884
Contact Personnel Email Address	zsaeed@fsdpharma.com